Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Directors of AB
Multi-Manager Select Retirement Allocation Fund,
AB Multi-Manager Select 2010 Fund, AB Multi-
Manager Select 2015 Fund, AB Multi-Manager
Select 2020 Fund, AB Multi-Manager Select 2025
Fund, AB Multi-Manager Select 2030 Fund, AB
Multi-Manager Select 2035 Fund, AB Multi-
Manager Select 2040 Fund, AB Multi-Manager
Select 2045 Fund, AB Multi-Manager Select 2050
Fund and AB Multi-Manager Select 2055 Fund:

In planning and performing our audits of the financial statements of AB Multi-Manager Select
Retirement Allocation Fund, AB Multi-Manager
Select 2010 Fund, AB Multi-Manager Select 2015
Fund, AB Multi-Manager Select 2020 Fund, AB
Multi-Manager Select 2025 Fund, AB Multi-
Manager Select 2030 Fund, AB Multi-Manager
Select 2035 Fund, AB Multi-Manager Select 2040
Fund, AB Multi-Manager Select 2045 Fund, AB
Multi-Manager Select 2050 Fund and AB Multi-
Manager Select 2055 Fund (the "Funds"), (eleven of the portfolios constituting AB Cap Fund, Inc.
(the "Company")), as of and for the year ended July
31, 2018, in accordance with the standards of the Public Company Accounting Oversight Board
(United States), we considered the Company's internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting.
Accordingly, we express no such opinion.

The management of the Company is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and directors of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the fund's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Company's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company
Accounting Oversight Board (United States).
However, we noted no deficiencies in the Company's internal control over financial reporting and its operation, including controls over safeguarding securities that we consider to be a material weakness as defined above as of July 31, 2018.

This report is intended solely for the information and use of management and the Board of Directors of AB Cap Fund, Inc. and the Securities and
Exchange Commission, and is not intended to be and should not be used by anyone other than these specified parties.


/s/ ERNST & YOUNG LLP

New York, New York
September 26, 2018